CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Class A [Member]	Common Class B [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Mar. 27, 2018	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Mar. 27, 2018	0	0
Issuance of ordinary shares to initial shareholders	$ 0	$ 0	0	0	0
Issuance of ordinary shares to initial shareholders (in shares)	0	0
Net income (loss) during the period	$ 0	$ 0	0	0	0
Balance at Mar. 31, 2018	$ 0	$ 0	0	0	0
Balance (in shares) at Mar. 31, 2018	0	0
Balance at Mar. 27, 2018	$ 0	$ 0	0	0	0
Balance (in shares) at Mar. 27, 2018	0	0
Net income (loss) during the period					1,244,703
Balance at Sep. 30, 2018	$ 79	$ 1,171	3,754,052	1,244,703	5,000,005
Balance (in shares) at Sep. 30, 2018	793,322	11,712,500
Balance at Mar. 27, 2018	$ 0	$ 0	0	0	0
Balance (in shares) at Mar. 27, 2018	0	0
Change in Class A ordinary shares subject to possible redemption	$ (2,805)		(280,487,005)		(280,489,810)
Change in Class A ordinary shares subject to possible redemption (in shares)	(28,048,981)
Issuance of ordinary shares to initial shareholders		$ 1,171	23,829		25,000
Issuance of ordinary shares to initial shareholders (in shares)		11,712,500
Sale of units in initial public offering	$ 2,875		287,497,125		287,500,000
Sale of units in initial public offering (in shares)	28,750,000
Offering Costs			(11,968,102)		(11,968,102)
Sale of private placement warrants to Sponsor in private placement			7,750,000		7,750,000
Net income (loss) during the period				2,182,914	2,182,914
Balance at Dec. 31, 2018	$ 70	$ 1,171	2,815,847	2,182,914	5,000,002
Balance (in shares) at Dec. 31, 2018	701,019	11,712,500
Balance at Mar. 31, 2018	$ 0	$ 0	0	0	0
Balance (in shares) at Mar. 31, 2018	0	0
Issuance of ordinary shares to initial shareholders	$ 0	$ 1,171	23,829	0	25,000
Issuance of ordinary shares to initial shareholders (in shares)	0	11,712,500
Net income (loss) during the period	$ 0	$ 0	0	(13,715)	(13,715)
Balance at Jun. 30, 2018	0	$ 1,171	23,829	(13,715)	11,285
Balance (in shares) at Jun. 30, 2018		11,712,500
Change in Class A ordinary shares subject to possible redemption	$ (2,796)	$ 0	(279,563,984)	0	(279,566,780)
Change in Class A ordinary shares subject to possible redemption (in shares)	(27,956,678)
Sale of units in initial public offering	$ 2,875	0	287,497,125	0	287,500,000
Sale of units in initial public offering (in shares)	28,750,000
Offering Costs	$ 0	0	(11,952,918)	0	(11,952,918)
Sale of private placement warrants to Sponsor in private placement	0	0	7,750,000	0	7,750,000
Net income (loss) during the period	0	0	0	1,258,418	1,258,418
Balance at Sep. 30, 2018	$ 79	$ 1,171	3,754,052	1,244,703	5,000,005
Balance (in shares) at Sep. 30, 2018	793,322	11,712,500
Balance at Dec. 31, 2018	$ 70	$ 1,171	2,815,847	2,182,914	5,000,002
Balance (in shares) at Dec. 31, 2018	701,019	11,712,500
Change in Class A ordinary shares subject to possible redemption	$ (14)	$ 0	(1,373,046)	0	(1,373,060)
Change in Class A ordinary shares subject to possible redemption (in shares)	137,306
Net income (loss) during the period	$ 0	0	0	1,373,066	1,373,066
Balance at Mar. 31, 2019	$ 56	$ 1,171	1,442,801	3,555,980	5,000,008
Balance (in shares) at Mar. 31, 2019	563,713	11,712,500
Balance at Dec. 31, 2018	$ 70	$ 1,171	2,815,847	2,182,914	5,000,002
Balance (in shares) at Dec. 31, 2018	701,019	11,712,500
Net income (loss) during the period					(4,588,167)
Balance at Sep. 30, 2019	$ 116	$ 1,171	7,635,513	(2,636,795)	5,000,005
Balance (in shares) at Sep. 30, 2019	1,159,836	11,712,500
Balance at Mar. 31, 2019	$ 56	$ 1,171	1,442,801	3,555,980	5,000,008
Balance (in shares) at Mar. 31, 2019	563,713	11,712,500
Change in Class A ordinary shares subject to possible redemption	$ (16)	$ 0	(1,674,343)	0	(1,674,359)
Change in Class A ordinary shares subject to possible redemption (in shares)	167,436	0
Reclassification of additional paid-in-capital to retained earnings	$ 0	$ 0	231,542	(231,542)	0
Net income (loss) during the period	0	0	0	1,674,352	1,674,352
Balance at Jun. 30, 2019	$ 40	$ 1,171	0	4,998,790	5,000,001
Balance (in shares) at Jun. 30, 2019	396,277	11,712,500
Change in Class A ordinary shares subject to possible redemption	$ 76	$ 0	7,635,513	0	7,635,589
Change in Class A ordinary shares subject to possible redemption (in shares)	763,559
Net income (loss) during the period	$ 0	0	0	(7,635,585)	(7,635,585)
Balance at Sep. 30, 2019	$ 116	$ 1,171	$ 7,635,513	$ (2,636,795)	$ 5,000,005
Balance (in shares) at Sep. 30, 2019	1,159,836	11,712,500